UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number  811-10113
                                                  -------------

                       UBS Juniper Crossover Fund, L.L.C.
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
    ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
    ------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

             Date of reporting period: July 1, 2007 - June 30, 2008
                                      -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008


                                                      VOTE SUMMARY REPORT (LONG)

                                                            07/01/07 TO 06/30/08
SORTED BY COMPANY NAME.

UBS JUNIPER FUND, LLC

ARYX THERAPEUTICS INC                   SECURITY: 043387109            ARYX
Meeting Date/Type: 05/28/08 - AGM       RECORD DATE: 04/15/08    Shares Voted: 94,827  Shares: 94,827   MEETING STATUS: Voted

 PROPONENT      BALLOT ISSUES                                           MGMT            VOTE
                                                                        REC             CAST
Mgmt              Elect Director Robert Adelman, M.D.                  For             For
Mgmt              Elect Director Peter G. Milner, M.D.                 For             For
Mgmt              Elect Director Nicholas Simon                        For             For
Mgmt              Ratify Auditors                                      For             For

                  FUND NAME                                                           SHARES VOTED            SHARES
                                                                                                           AVAILABLE
                  UBS Juniper Crossover Fund, LLC                                           94,827            94,827
                  TOTAL:                                                                    94,827            94,827

AVANIR PHARMACEUTICALS                  SECURITY: 05348P401            AVNR
Meeting Date/Type: 02/21/08 - AGM       RECORD DATE: 12/26/07    Shares Voted: 193,188  Shares: 193,188  MEETING STATUS: Voted

 PROPONENT      BALLOT ISSUES                                           MGMT            VOTE
                                                                        REC             CAST
Mgmt              Elect Director Stephen G. Austin                     For             For
Mgmt              Elect Director Dennis G. Podlesak                    For             For
Mgmt              Ratify Auditors                                      For             For
Mgmt              Change State of Incorporation from California
                    to Delaware                                        For             For

                  FUND NAME                                                           SHARES VOTED            SHARES
                                                                                                           AVAILABLE
                  UBS Juniper Crossover Fund, LLC                                          193,188           193,188
                  TOTAL:                                                                   193,188           193,188

BIOCRYST PHARMACEUTICALS, INC.          SECURITY: 09058V103            BCRX
Meeting Date/Type: 05/21/08 - AGM       RECORD DATE: 03/31/08    Shares Voted: 91,000  Shares: 91,000    MEETING STATUS: Voted

 PROPONENT      BALLOT ISSUES                                           MGMT            VOTE
                                                                        REC             CAST
Mgmt              Elect Director W.W. Featheringill                    For             For
Mgmt              Elect Director Jon P. Stonehouse                     For             For
Mgmt              Amend Omnibus Stock Plan                             For             For
Mgmt              Amend Qualified Employee Stock Purchase Plan         For             For
Mgmt              Ratify Auditors                                      For             For

                  FUND NAME                                                           SHARES VOTED            SHARES
                                                                                                           AVAILABLE
                  UBS Juniper Crossover Fund, LLC                                           91,000            91,000
                  TOTAL:                                                                    91,000            91,000

BIODEL INC.                             SECURITY: 09064M105             BIOD
Meeting Date/Type: 02/28/08 - AGM       RECORD DATE: 01/07/08    Shares Voted: 162,695  Shares: 162,695  MEETING STATUS: Voted

 PROPONENT      BALLOT ISSUES                                           MGMT            VOTE
                                                                        REC             CAST
Mgmt              Elect Director Albert Cha                            For             For
Mgmt              Elect Director David Kroin                           For             For
Mgmt              Elect Director Samuel Wertheimer                     For             For
Mgmt              Ratify Auditors                                      For             For

                  FUND NAME                                                           SHARES VOTED            SHARES
                                                                                                           AVAILABLE
                  UBS Juniper Crossover Fund, LLC                                          162,695           162,695
                  TOTAL:                                                                   162,695           162,695

CHUGAI PHARMACEUTICAL CO. LTD.          SECURITY: J06930101             CHGCF.PK
Meeting Date/Type: 03/27/08 - AGM       RECORD DATE: 12/31/07    Shares Voted: 150,000  Shares: 150,000  MEETING STATUS: Voted

 PROPONENT               BALLOT ISSUES                                  MGMT            VOTE
                                                                        REC             CAST
Mgmt              Approve Allocation of Income, With a Final
                  Dividend of JY 15                                    For             For
Mgmt              Elect Director                                       For             For
Mgmt              Elect Director                                       For             For
Mgmt              Elect Director                                       For             For
Mgmt              Elect Director                                       For             For
Mgmt              Elect Director                                       For             For
Mgmt              Elect Director                                       For             For
Mgmt              Elect Director                                       For             For
Mgmt              Elect Director                                       For             For
Mgmt              Elect Director                                       For             Against
Mgmt              Elect Director                                       For             Against
Mgmt              Elect Director                                       For             Against
Mgmt              Appoint Internal Statutory Auditor                   For             For
Mgmt              Appoint Internal Statutory Auditor                   For             For
Mgmt              Approve Retirement Bonus for Director                For             For

                  FUND NAME                                                           SHARES VOTED            SHARES
                                                                                                           AVAILABLE
                  UBS Juniper Crossover Fund, LLC                                          150,000           150,000
                  TOTAL:                                                                   150,000           150,000

EPIX PHARMACEUTICALS INC                SECURITY: 26881Q309            EPIX
Meeting Date/Type: 05/19/08 - AGM       RECORD DATE: 03/25/08    Shares Voted: 269,484  Shares: 269,484  MEETING STATUS: Voted

 PROPONENT               BALLOT ISSUES                                  MGMT            VOTE
                                                                        REC             CAST
Mgmt              Elect Director Frederick Frank                       For             For
Mgmt              Elect Director Gregory D. Phelps                     For             For
Mgmt              Elect Director Ian F. Smith, Cpa                     For             For
Mgmt              Approve Omnibus Stock Plan                           For             For
Mgmt              Ratify Auditors                                      For             For

                  FUND NAME                                                           SHARES VOTED            SHARES
                                                                                                           AVAILABLE
                  UBS Juniper Crossover Fund, LLC                                          269,484           269,484
                  TOTAL:                                                                   269,484           269,484

VIVUS, INC.                             SECURITY: 928551100            VVUS
Meeting Date/Type: 06/13/08 - AGM       RECORD DATE: 05/02/08    Shares Voted: 149,200  Shares: 149,200  MEETING STATUS: Voted

 PROPONENT               BALLOT ISSUES                                  MGMT            VOTE
                                                                        REC             CAST
Mgmt              Elect Director Virgil A. Place, M.D.                 For             For
Mgmt              Elect Director Leland F. Wilson                      For             For
Mgmt              Elect Director Mark B. Logan                         For             For
Mgmt              Elect Director Charles J. Casamento                  For             For
Mgmt              Elect Director Linda M. Dairiki
                    Shortliffe, M.D.                                   For             For
Mgmt              Elect Director Graham Strachan                       For             For
Mgmt              Ratify Auditors                                      For             For

                  FUND NAME                                                           SHARES VOTED            SHARES
                                                                                                           AVAILABLE
                  UBS Juniper Crossover Fund, LLC                                          149,200           149,200
                  TOTAL:                                                                   149,200           149,200

YM BIOSCIENCES INC.                     SECURITY: 984238105           YMI
Meeting Date/Type: 11/28/07 - MIX       RECORD DATE: 10/22/07    Shares Voted: 5,801  Shares: 5,801      MEETING STATUS: Voted

 PROPONENT               BALLOT ISSUES                                  MGMT            VOTE
                                                                        REC             CAST
 Mgmt             Elect David G.P. Allan as a Director                 For             For
 Mgmt             Elect thomas I.A. Allen as a Director                For             For
 Mgmt             Elect Mark Entwistle as a Director                   For             For
 Mgmt             Elect Harry Friesen as a Director                    For             For
 Mgmt             Elect Phillip Frost as a Director                    For             For
 Mgmt             Elect Francois Thomas as a Director                  For             For
 Mgmt             Elect Gilbert Wenzel as a Director                   For             For
 Mgmt             Elect Tyron M. Williams as a Director                For             For
 Mgmt             Approve KPMG LLP as Auditors and Authorize
                    Board to Fix Remuneration of Auditors              For             For
 Mgmt             Amend Stock Option Plan Re: Black Out Provision      For             For
 Mgmt             Amend Stock Option Plan Re: Increase Shares
                    Reserved                                           For             Against
 Mgmt             Approve Shareholder Rights Plan                      For             Against

                  FUND NAME                                                           SHARES VOTED            SHARES
                                                                                                           AVAILABLE
                  UBS Juniper Crossover Fund, LLC                                            5,801             5,801
                  TOTAL:                                                                     5,801             5,801

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant                 UBS Juniper Crossover Fund, L.L.C.
          ----------------------------------------------------------------------




By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer




Date     August 27, 2008
    ----------------------------------------------------------------------------





* Print the name and title of each signing officer under his or her signature.